Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Plant Camp LLC [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues	$ 1,482,270		$ 4,335,593	$ 1,213,430
Net loss attributable to common shareholders	$ (6,352,445)		$ (37,822,820)	$ (27,476,400)
Net loss per share (in Dollars per share)	$ (0.36)		$ (2.99)	$ (5.71)
Weighted average number of shares outstanding (in Shares)	17,707,951		12,652,470	4,812,153
WHE Agency, Inc. [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues		$ 1,143,732	$ 4,916,777	$ 1,685,336
Net loss attributable to common shareholders		$ (6,592,675)	$ (37,707,250)	$ (27,235,057)
Net loss per share (in Dollars per share)		$ (0.66)	$ (2.98)	$ (5.66)
Weighted average number of shares outstanding (in Shares)		10,060,946	12,652,470	4,812,153